Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenue		$ 5,711,681	$ 865,705	$ 401,814
Cost of revenues		(3,751,389)	(508,462)	(236,661)
Gross profit		1,960,292	357,243	165,153
Operating expenses
General and administrative expenses		(10,399,101)	(2,813,636)	(2,202,161)
Total operating expenses		(10,399,101)	(2,813,636)	(2,202,161)
Other income, net
Interest expenses		386,066	35,737	3,977
Change in fair value of warrants		275,055	282,232	1,088,443
Equity investment loss		(160,911)	(22,245)
Other income		41,027	38,242	11,725
Total other income, net		541,237	333,966	1,104,145
Net loss from continuing operations before income taxes		(7,897,572)	(2,122,427)	(932,863)
Income tax expenses		(145,541)
Net loss from continuing operations		(8,043,113)	(2,122,427)	(932,863)
Net income (loss) from discontinued operations
Loss from discontinued operations				(9,357,421)
Gain on disposal of discontinued operations				37,845,726
Net income (loss) from discontinued operations				28,488,305
Net income (loss)		(8,043,113)	(2,122,427)	27,555,442
Less: Net loss attributable to non-controlling interests		(89,773)	15,827
Net (loss) income attributable to Bit Brother Ltd. (fka Urban Tea, Inc.) Shareholders		(8,132,886)	(2,106,600)	27,555,442
Other comprehensive (loss) income
Foreign currency translation adjustment		(2,428,836)	(50,427)	502,076
Reclassified to net loss from discontinued operations				(804,298)
Total other comprehensive (loss) income		(2,428,836)	(50,427)	(302,222)
Comprehensive income (loss)		(10,561,722)	(2,157,027)	27,253,220
Less: Total comprehensive loss attributable to non-controlling interests		(89,773)	15,827
Comprehensive (loss) income attributable to Bit Brother Ltd. (fka Urban Tea, Inc.) Shareholders		$ (10,651,495)	$ (2,141,200)	$ 27,253,220
(Loss) income per share- basic and diluted (in Dollars per share)		$ (0.8)	$ (0.6)	$ 15.3
Net loss per share from continuing operations – basic and diluted (in Dollars per share)		(0.8)	(0.6)	(0.5)
Net income (loss) per share from discontinued operations – basic and diluted (in Dollars per share)				$ 15.8
Weighted Average Shares Outstanding-Basic and Diluted* (in Shares)	[1]	10,151,051	3,322,733	1,805,515

[1]	Retrospectively restated for effect of reverse stock split.